Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Leases

4.Leases

On September 10, 2021, the Company entered into a commercial real estate sub-lease agreement for 7,350 square feet of office space in Santa Clara, California, with an initial term of 2.75 years.

The table below presents supplemental information related to operating leases:

	Three Months Ended March 31,
	2024	2023
Operating lease costs during the period	$90,347	$80,366
Cash payments included in the measurement of operating lease liabilities during the period	$57,330	$55,566
Weighted-average remaining lease term (in years) as of period-end	0.17	1.17
Weighted-average discount rate during the period	6.85%	6.85%

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were as follows:

	Three Months Ended March 31,
	2024	2023
Research and development	$66,857	$52,416
General and administrative	23,490	27,950
Total operating lease costs (1)	$90,347	$80,366
(1)	Month-to-month lease arrangements for the three months ended March 31, 2024 and 2023 of $39,772 and $38,064, respectively, are included in operating lease costs.

The minimum lease payments above do not include common area maintenance charges, which are contractual obligations under the Company’s lease, but are not fixed and can fluctuate from year to year and are expensed as incurred. Common area maintenance charges for the three months ended March 31, 2024 and 2023 of $20,490 and $19,454, respectively, are included in operating expenses on the consolidated statements of operations and comprehensive loss.

Maturities of the operating lease liability as of March 31, 2024 are summarized as follows:

Year Ending December 31,
2024 (remaining months of the year)	$38,220
Minimum lease payments	38,220
Less imputed interest	(325)
Present value of operating lease liability, representing current portion of operating lease liability	$37,895
Current portion of operating lease liability	$37,895

4. Leases

On September 10, 2021, the Company entered into a commercial real estate sub-lease agreement for 7,350 square feet of office space in Santa Clara, California, with an initial term of 2.75 years.

The table below presents supplemental information related to operating leases:

	Years Ended December 31,
	2023	2022
Operating lease costs during the year	$340,303	$321,238
Cash payments included in the measurement of operating lease liabilities during the year	$224,616	$218,148
Weighted-average remaining lease term (in years) as of year-end	0.42	1.42
Weighted-average discount rate during the year	6.85%	6.85%

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were as follows:

	Years Ended December 31,
	2023	2022
Research and development	$210,189	$190,047
General and administrative	130,114	131,191
Total operating lease costs(1)	$340,303	$321,238
(1)	Month-to-month lease arrangements for the years ended December 31, 2023 and 2022 of $138,004 and $118,939, respectively, are included in operating lease costs.

The minimum lease payments above do not include common area maintenance charges, which are contractual obligations under the Company’s lease, but are not fixed and can fluctuate from year to year and are expensed as incurred. Common area maintenance charges for the years ended December 31, 2023 and 2022 of $89,981 and $101,958, respectively, are included in operating expenses on the consolidated statements of operations and comprehensive loss.

Maturities of the operating lease liability as of December 31, 2023 are summarized as follows:

Year Ending December 31, 2024	95,550
Minimum lease payments	95,550
Less imputed interest	(1,615)
Present value of operating lease liability, representing current portion of operating lease liability	$93,935